Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Schedule of property, plant and equipment

	2018
			Machinery,	Assets and	Asset
	Land and	Dams and	equipment and	projects under	retirement
	improvements	Buildings	facilities	construction	obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	24,490	1,030,686	2,422,254	235,501	178,662	243,938	35,055	4,170,586
Accumulated depreciation	(275)	(453,140)	(1,504,433)	—	(101,527)	(85,455)	(29,242)	(2,174,072)
Net balance	24,215	577,546	917,821	235,501	77,135	158,483	5,813	1,996,514

Additions (i)	—	2,613	2,878	294,229	—	—	53	299,773
Disposals	(638)	(3,207)	(6,985)	(1,148)	—	—	(53)	(12,031)
Depreciation	(19)	(48,072)	(131,099)	—	(4,592)	(1,931)	(1,752)	(187,465)
Foreign exchange (losses) gains	(2,160)	(42,117)	(58,574)	(28,827)	(9,688)	—	(477)	(141,843)
Transfers	(22)	63,562	78,485	(147,403)	—	173	1,214	(3,991)
Remeasurement of asset retirement obligation	—	—	—	—	20,777	—	—	20,777
Impairment (c)	—	—	—	(3,283)	—	—	—	(3,283)
Balance at the end of the year	21,376	550,325	802,526	349,069	83,632	156,725	4,798	1,968,451

Cost	21,629	1,002,885	2,357,254	349,069	175,506	243,629	29,513	4,179,485
Accumulated depreciation	(253)	(452,560)	(1,554,728)	—	(91,874)	(86,904)	(24,715)	(2,211,034)
Net balance at the end of the year	21,376	550,325	802,526	349,069	83,632	156,725	4,798	1,968,451

Average annual depreciation rates - %	—	4	7	—	5	8	—	—

	2017
			Machinery,	Assets and	Asset
	Land and	Dams and	equipment and	projects under	retirement
	improvements	buildings	facilities	construction	obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	24,036	980,242	2,466,265	219,254	132,824	271,466	36,503	4,130,590
Accumulated depreciation	(257)	(435,372)	(1,485,939)	—	(96,108)	(102,828)	(31,624)	(2,152,128)
Net balance	23,779	544,870	980,326	219,254	36,716	168,638	4,879	1,978,462

Additions (i)	46	100	5,761	185,688	4,303	240	579	196,717
Disposals	(930)	(92)	(2,915)	(6,917)	—	—	(128)	(10,982)
Depreciation	(22)	(34,175)	(142,519)	—	(5,834)	(11,121)	(1,766)	(195,437)
Foreign exchange (losses) gains	(231)	(4,309)	(6,381)	(3,965)	(1,839)	(2,115)	(118)	(18,958)
Transfers	1,573	71,152	83,297	(158,559)	—	2,841	2,367	2,671
Remeasurement of asset retirement obligation	—	—	—	—	43,789	—	—	43,789
Transfers of assets held for sale	—	—	252	—	—	—	—	252
Balance at the end of the year	24,215	577,546	917,821	235,501	77,135	158,483	5,813	1,996,514

Cost	24,490	1,030,686	2,422,254	235,501	178,662	243,938	35,055	4,170,586
Accumulated depreciation	(275)	(453,140)	(1,504,433)	—	(101,527)	(85,455)	(29,242)	(2,174,072)
Net balance at the end of the year	24,215	577,546	917,821	235,501	77,135	158,483	5,813	1,996,514

Average annual depreciation rates - %	—	4	7	—	5	8	—	—
(i)	Additions include capitalized borrowing costs in the amount of USD 36,534 in 2018 (2017 – USD 35,164).

Schedule of assets and projects under constructions

	2018	2017
Expansion and modernization projects	174,634	64,043
Sustaining projects	90,604	78,860
Health, safety and enviroment projects	63,406	73,611
Information technology projects	12,970	7,397
Other	7,456	11,590
	349,069	235,501